Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

7) Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. At December 31, 2016, the Partnership’s fleet operated under seven time charters and four bareboat charters. At December 31, 2015, the Partnership’s fleet operated under six time charters and four bareboat charters, and during 2014 the Partnership’s fleet operated under five time charters and three bareboat charters. See Note 5—Significant Risks and Uncertainties Including Business and Credit Concentrations for revenues from customers accounting for over 10 % of the Partnership’s consolidated revenue. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.